Expected Net Pension and OPEB Plan Payments for Next 10 Years (Detail) $ in Millions	Dec. 31, 2015 USD ($)
U.S. Pension
Expected Net Pension and OPEB Plan Payments for the Next 10 Years
2016	$ 3
2017	5
2018	7
2019	9
2020	11
2021 through 2025	89
Total expected net benefit payments for next 10 years	124
International Pension
Expected Net Pension and OPEB Plan Payments for the Next 10 Years
2016	13
2017	15
2018	15
2019	16
2020	17
2021 through 2025	104
Total expected net benefit payments for next 10 years	180
OPEB
Expected Net Pension and OPEB Plan Payments for the Next 10 Years
2021 through 2025	3
Total expected net benefit payments for next 10 years	$ 3